Newbuildings (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Movement in Property, Plant and Equipment [Roll Forward]
Additions to newbuildings		$ 159,408	$ 125,770	$ 313,221	$ 256,585
Newbuildings
Movement in Property, Plant and Equipment [Roll Forward]
Property, Plant and Equipment, Net				132,646	$ 176,145	$ 176,145
Installment payments				310,773		378,305
Capitalized interest				1,956		7,805
Other capitalized costs				5,628		8,126
Reclassification to Vessels and equipment				(451,003)		(437,735)
Property, Plant and Equipment, Net	$ 132,646	$ 0		0		$ 132,646
Vessel financing arrangement | Sale and leaseback facility
Movement in Property, Plant and Equipment [Roll Forward]
Proceeds from issuance of long-term debt				295,500
Mount Bandeira, Mount Hua, Mount Elbrus, Mount Denali, Mount Aconcagua and Mount Emai | Newbuildings
Movement in Property, Plant and Equipment [Roll Forward]
Installment payments				$ 310,800
Mount Hua and Mount Bandeira
Movement in Property, Plant and Equipment [Roll Forward]
Additions to newbuildings	$ 5,100